UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDMX Diversified Mid-Cap
Growth Fund –
.
RPTTX Diversified Mid-Cap
Growth Fund–
.
I Class

T. ROWE PRICE Diversified Mid-Cap Growth Fund
HIGHLIGHTS
The Diversified Mid-Cap Growth Fund outperformed the Russell Midcap Growth
Index and the Lipper Mid-Cap Growth Funds Index in 2022. The fund has also outperformed (see page 7) for the 3-, 5-, and 10-year periods ended December
31, 2022, despite varying environments in which mid-cap growth stocks have occasionally lagged other investment styles.
Stock selection was very good, overall, but best in the consumer discretionary, health care, and industrials and business services sectors.
Bonds remain unattractive investments even after last year’s poor performance, as real interest rates remain negative. Stocks could continue to face challenges in 2023 in response to slower economic and corporate earnings growth, but they are a better option for investors seeking capital growth over time.
We maintain our longer-term focus, as we look for enduring businesses that can perform well throughout economic cycles. We encourage equity investors to stay focused on the long term and remain fully invested. We strongly discourage market timing, which requires investors to be correct twice to be successful and is nearly impossible to execute.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Diversified Mid-Cap Growth Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Mid-cap growth stocks fell
sharply in 2022. Although the
Diversified Mid-Cap Growth
Fund returned -24.63%, it
outperformed the Russell
Midcap Growth Index, which
returned -26.72%, and the
Lipper Mid-Cap Growth
Funds Index, which returned
-29.79%. (Performance for
the fund’s I Class shares will
vary due to a different fee
structure. The fund’s I Class
shares are designed to be sold to various institutional investors and generally require a minimal initial investment of $500,000. Past performance cannot guarantee future results . )
What factors influenced the fund’s performance?
Stock selection was very strong but best in the consumer discretionary, health care, and industrials and business services sectors. Alternatively, stock choices in the energy sector detracted slightly. Our stock selection in the poor-
performing communication services sector was also disadvantageous, but our underweight allocation to the sector offset this negative.
In the consumer discretionary sector, we seek companies with good business models, excellent cash flow, and other favorable attributes that leave them in a position of relative strength, and we avoid retailers that Amazon.com can easily attack. Avoiding stocks that fell sharply—including early-pandemic favorites whose business models ultimately proved to be far from durable—made a considerable contribution to our relative performance. Two of our holdings that produced strong positive returns for the year were auto parts retailers
AutoZone and O’Reilly Automotive. Both produced favorable earnings, helped in large part by their ability to pass higher costs through to customers, and both
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Diversified Mid-Cap
Growth Fund –
.
6.23% -24.63%
Diversified Mid-Cap
Growth Fund–
.
I  Class 6.31 -24.48
Russell Midcap Growth
Index 6.20 -26.72
Lipper Mid-Cap Growth
Funds Index 2.89 -29.79

T. ROWE PRICE Diversified Mid-Cap Growth Fund

should be fairly insulated from an economic downturn, as car owners would be more likely to repair their existing vehicles than to buy new ones. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
In health care—where we favor equipment and supplies providers, as well as service providers reflective of demographic factors and desires for increased access to health care services—not owning high-growth, high-expectation names with deep losses was a crucial factor behind our outperformance. In addition, our stake in McKesson, the largest North American drug distributor and a large distributor of COVID-19 vaccines, produced excellent returns in
2022. We believe that the company has solid fundamentals and will benefit from continued demand for pharmaceuticals and medical supplies even if economic growth slows.
In the industrials and business services sector, we prefer high-quality companies that provide more stable earnings under varying economic conditions. Avoiding former highfliers that fell sharply was beneficial, whereas our position in Valmont Industries, a manufacturer of engineered metal structures, performed well. While our investments in Waste Connections and
Republic Services fell slightly in 2022, these stocks strongly outperformed the sector, helped by their ability to pass along higher costs to customers. The solid waste collection and disposal industry is mostly noncyclical and thus largely recession-resistant, given predictable volumes and recurring revenues.
On the other hand, our energy stock selection detracted very modestly from our full-year relative performance. We look for companies that are adept at finding underlying resources, that are well positioned in the lowest cost basins, and that have strong capital discipline and high returns on invested capital. Onshore exploration and production (E&P) company Pioneer Natural
Resources produced strong gains but underperformed the sector. Coterra
Energy is another well-managed E&P company that underperformed for the year.
In communication services, which we are underweighting versus the Russell index, our investments are concentrated in the marketing services and interactive media industries. Avoiding several poor performers in 2022 helped our results. One stock that performed well for the year was Omnicom Group, a global network of marketing communications companies that provide brand advertising, customer relationship management, media planning and buying services, and public relations. Organic revenue growth improved during the year. Shares of media company Fox edged lower for the year but outperformed the sector.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

How is the fund positioned?
Many of the portfolio’s characteristics at year-end were reasonably similar to those of the Russell index. For example, the fund’s investment-weighted median market capitalization was $24.9 billion versus $23.2 billion for the index. The portfolio’s 12-month forward price/earnings ratio (25.5) was slightly lower than that of the index (26.0). It should be noted that these values have fallen sharply from their year-end 2021 levels. The fund’s historical growth rate over the last five years matched that of the index (19.0%), whereas the projected earnings growth rate of our holdings (13.4%) was marginally higher than the index’s constituents (13.0%).
The fund’s return on equity (ROE), which measures how effectively and efficiently a company and its management are using stockholder investments, was 25.6% versus 28.3% for the benchmark. While we consider a high ROE to be desirable, we prefer businesses whose growth is steady and sustainable, rather than companies whose growth is unsustainably high.
At the end of December,
our largest sector allocation
was information technology,
and we overweighted it
versus the benchmark.
We are broadly diversified
but favor companies with
strong business models in
industries with high barriers
to entry and low risk of
commoditization. We also
had a smaller overweight in
the financials sector, where
we look for differentiated
companies with high returns
on invested capital. On
the other hand, we were
underweight in health care
and communication services.
Our remaining allocations
were fairly close to those
of the benchmark, as shown in the Sector Diversification table, which is how we typically manage the portfolio. Instead of making big sector bets, we focus
SECTOR DIVERSIFICATION
Percent of Net Assets
as of 12/31/22
Diversified
Mid-Cap
Growth Fund
Russell
Midcap
Growth
Index
Information Technology 29.1% 27.5%
Industrials and Business
Services 16.4 16.0
Health Care 15.7 17.5
Consumer Discretionary 14.9 15.2
Financials 7.0 5.9
Energy 4.6 5.0
Materials 3.6 3.8
Consumer Staples 2.9 3.0
Real Estate 2.7 2.0
Communication Services 2.7 3.8
Utilities 0.3 0.3
Other and Reserves 0.1 0.0
Total 100.0% 100.0%

T. ROWE PRICE Diversified Mid-Cap Growth Fund

on selecting stocks that we believe will outperform over time. We had modest exposure to the consumer staples sector, where most companies are mature and fairly valued, and to the utilities and real estate segments. Most businesses in those sectors do not meet our growth criteria.
What is portfolio management’s outlook?
The year 2022 featured poor performance for stocks and bonds following a prolonged period of speculation driven in part by low nominal interest rates, negative real (inflation adjusted) interest rates, and an expansive fiscal policy.
In response to shockingly high inflation and aggressive Federal Reserve interest rate increases, investors turned risk averse and adopted a more sober view of the capital markets. An economic slowdown in response to rising rates is almost certain.
For the year, stocks with a lower beta (a measure of volatility) had strong performance relative to stocks with higher betas, so our tilt away from high-
beta investments contributed to our outperformance. Companies with the highest dividend yields also had strong relative returns, as inflation and rising interest rates prompted income-focused investors to seek out stocks with attractive dividends. In addition, stocks of companies with the most leverage outperformed amid high inflation, which reduces the real value of corporate debt liabilities.
Value stocks significantly outperformed growth stocks across all market capitalizations in 2022; despite this, large- and mid-cap growth stocks, as measured by Russell indexes, still had a healthy five-year performance advantage over their value counterparts. Initial public offerings, mergers and acquisitions, and private equity capital-raising efforts were quiet for much of the year, though merger activity did pick up in the fourth quarter.
Bond returns were sharply negative last year, and major bond index returns have been disappointing in nominal terms in the last five years. Clearly, the
40-year-old bond bull market is over. Even after last year’s poor performance, we believe bonds remain unattractive investments, as real interest rates are still below 0%. Moreover, it is unclear how enduring high inflation will be.
Stocks could continue to face challenges in 2023 in response to slower economic and corporate earnings growth, but we believe they are a better option for investors seeking capital growth over time. We are maintaining a longer-term focus, as we look for enduring businesses that can perform well throughout economic cycles. We encourage equity investors to stay focused on the long term and to remain fully invested. We strongly discourage market timing, which requires investors to be correct twice to be successful and is nearly impossible to execute.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Despite varying environments in which mid-cap growth stocks have occasionally lagged other investment styles, the portfolio has outperformed its
Russell benchmark and Lipper peer group index for the 1-, 3-, 5-, and 10-year periods ended December 31, 2022. We are convinced that adhering to the basic tenets of our strategy—staying fully invested, focusing on longer-term investment horizons, favoring quality companies, and factoring valuations and risks into our portfolio decisions—has made our strategy successful over the long term. We also believe that our disciplined process of researching and selecting reasonably priced growth companies with attractive attributes should continue to produce favorable results over time.
The Fund’s average annual total returns for the 1-, 3-, 5-, and 10-year periods ended December 31, 2022, were - 24.63% , 4.16% , 8.59% . and 11.97% , respectively. The Russell Midcap Growth Index’s returns for the same periods were -26.72%, 3.85%, 7.64%, and 11.41%, respectively. The Lipper Mid-Cap
Growth Funds Index’s returns for the same periods were -29.79%, 2.32%,
6.70%, and 10.44%, respectively.
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-
225-5132 or, for I Class shares, 1-800-638-8790.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

RISKS OF INVESTING IN THE DIVERSIFIED MID-CAP GROWTH FUND
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies may have less seasoned management, narrower product lines, less capital reserves, and less liquidity than larger companies and are therefore more sensitive to economic, market, and industry changes.
Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written

T. ROWE PRICE Diversified Mid-Cap Growth Fund

consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
AutoZone 1.4%
Enphase Energy 1.4
McKesson 1.3
Hilton Worldwide Holdings 1.3
Synopsys 1.3
Cadence Design Systems 1.3
Dexcom 1.3
Agilent Technologies 1.2
Chipotle Mexican Grill 1.2
Amphenol 1.2
Paychex 1.1
Fortinet 1.1
Lululemon Athletica 1.0
O'Reilly Automotive 1.0
Tractor Supply 1.0
Arista Networks 1.0
Microchip Technology 1.0
MSCI 1.0
Cintas 1.0
Ulta Beauty 1.0
Mettler-Toledo International 1.0
Fastenal 0.9
Copart 0.9
Hershey 0.9
Old Dominion Freight Line 0.9
Total 27.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
DIVERSIFIED MID-CAP GROWTH FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Diversified Mid-Cap
Growth Fund –
.
-24.63% 8.59% 11.97% – –
Diversified Mid-Cap
Growth Fund–
.
I  Class -24.48 8.75 – 10.18% 5/3/17
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-
5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Diversified Mid-Cap Growth Fund 0.79%
Diversified Mid-Cap Growth Fund–I Class 0.65
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

DIVERSIFIED MID-CAP GROWTH FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,062.30 $4.52
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.82   4.43
I Class
Actual   1,000.00   1,063.10   3.54
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.78   3.47
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.87%, and
the
2
I Class was 0.68%.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 47.37 $ 46.04 $ 36.66 $ 27.13 $ 29.40
Investment activities
Net investment income (loss)
(1)(2)
(0.03) (0.20) (0.03) 0.07 0.10
(3)
Net realized and unrealized gain/
loss (11.63) 6.33 11.63 10.20 (0.95)
Total from investment activities (11.66) 6.13 11.60 10.27 (0.85)
Distributions
Net investment income — — (0.02) (0.05) (0.09)
Net realized gain (0.43) (4.80) (2.20) (0.69) (1.33)
Total distributions (0.43) (4.80) (2.22) (0.74) (1.42)
NET ASSET VALUE
End of period $ 35.28 $ 47.37 $ 46.04 $ 36.66 $ 27.13

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(24.63)% 13.74% 31.80% 37.90% (3.11)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.87% 0.79% 0.80% 0.80% 0.83%
Net expenses after waivers/
payments by Price Associates 0.87% 0.79% 0.80% 0.80% 0.83%
Net investment income (loss) (0.08)% (0.41)% (0.08)% 0.20% 0.33%
(3)
Portfolio turnover rate 30.5% 33.3% 60.0% 10.9% 20.1%
Net assets, end of period (in
millions) $922 $1,926 $1,761 $1,467 $904
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Reflects a special dividend which amounted to $0.05 per share and 0.15% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 47.41 $ 46.09 $ 36.68 $ 27.14 $ 29.41
Investment activities
Net investment income (loss)
(1)(2)
0.06 (0.13) 0.01 0.14 0.15
(3)
Net realized and unrealized gain/
loss (11.66) 6.33 11.66 10.18 (0.96)
Total from investment activities (11.60) 6.20 11.67 10.32 (0.81)
Distributions
Net investment income — — (0.02) (0.09) (0.13)
Net realized gain (0.43) (4.88) (2.24) (0.69) (1.33)
Total distributions (0.43) (4.88) (2.26) (0.78) (1.46)
NET ASSET VALUE
End of period $ 35.38 $ 47.41 $ 46.09 $ 36.68 $ 27.14

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(24.48)% 13.88% 31.99% 38.07% (2.98)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.68% 0.65% 0.66% 0.67% 0.69%
Net expenses after waivers/
payments by Price Associates 0.68% 0.65% 0.66% 0.67% 0.69%
Net investment income (loss) 0.17% (0.27)% 0.03% 0.39% 0.48%
(3)
Portfolio turnover rate 30.5% 33.3% 60.0% 10.9% 20.1%
Net assets, end of period (in
thousands) $823,847 $577,684 $531,487 $324,557 $33,670
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Reflects a special dividend which amounted to $0.05 per share and 0.15% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 2.8%
Entertainment 0.7%
Electronic Arts  31,000 3,788
Spotify Technology  (1) 23,667 1,868
Take-Two Interactive Software  (1) 55,153 5,743
11,399
Interactive Media & Services 0.6%
Match Group  (1) 173,430 7,195
ZoomInfo Technologies  (1) 96,310 2,900
10,095
Media 1.5%
Fox, Class B  221,300 6,296
Omnicom Group  79,400 6,477
Trade Desk, Class A  (1) 294,608 13,207
25,980
Total Communication Services 47,474
CONSUMER DISCRETIONARY 14.8%
Auto Components 0.2%
Aptiv (1) 27,372 2,549
Mobileye Global, Class A  (1) 24,352 854
3,403
Distributors 0.5%
Pool  28,200 8,526
8,526
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions  (1) 36,800 2,322
Service Corp International  39,212 2,711
5,033
Hotels, Restaurants & Leisure 5.4%
Caesars Entertainment  (1) 87,100 3,623
Chipotle Mexican Grill  (1) 15,200 21,090
Darden Restaurants  62,900 8,701
Domino's Pizza  17,300 5,993
DraftKings, Class A  (1)(2) 100,480 1,144
Hilton Worldwide Holdings  183,890 23,236
MGM Resorts International  281,200 9,429
Papa John's International  37,800 3,111
Restaurant Brands International  77,900 5,038
Vail Resorts  20,900 4,982
Wynn Resorts  (1) 33,922 2,798

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Yum! Brands  36,200 4,636
93,781
Household Durables 0.5%
NVR (1) 2,044 9,428
9,428
Internet & Direct Marketing Retail 0.2%
Chewy, Class A  (1)(2) 50,084 1,857
Etsy  (1) 20,040 2,400
4,257
Leisure Products 0.2%
Mattel (1) 237,200 4,232
4,232
Multiline Retail 0.3%
Dollar Tree  (1) 27,200 3,847
Ollie's Bargain Outlet Holdings  (1) 39,200 1,836
5,683
Specialty Retail 6.0%
AutoZone (1) 9,876 24,356
Burlington Stores  (1) 18,148 3,680
CarMax  (1) 19,300 1,175
Five Below  (1) 39,900 7,057
Floor & Decor Holdings, Class A  (1) 46,700 3,252
O'Reilly Automotive  (1) 21,200 17,893
RH  (1)(2) 8,200 2,191
Ross Stores  61,400 7,127
Tractor Supply  78,300 17,615
Ulta Beauty  (1) 35,795 16,790
Williams-Sonoma  36,600 4,206
105,342
Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica  (1) 56,320 18,044
Skechers USA, Class A  (1) 57,900 2,429
20,473
Total Consumer Discretionary 260,158
CONSUMER STAPLES 3.0%
Beverages 0.6%
Brown-Forman, Class B  87,692 5,760
Constellation Brands, Class A  10,800 2,503
Monster Beverage  (1) 21,700 2,203
10,466

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings  (1) 167,474 11,080
Casey's General Stores  10,089 2,264
13,344
Food Products 1.5%
Darling Ingredients  (1) 102,100 6,390
Hershey  68,700 15,909
McCormick  17,800 1,476
Tyson Foods, Class A  28,900 1,799
25,574
Household Products 0.1%
Church & Dwight  19,483 1,570
1,570
Total Consumer Staples 50,954
ENERGY 4.6%
Energy Equipment & Services 0.7%
Halliburton  321,582 12,654
12,654
Oil, Gas & Consumable Fuels 3.9%
APA  56,400 2,633
Cheniere Energy  83,000 12,447
Coterra Energy  244,200 6,000
Devon Energy  250,679 15,419
Diamondback Energy  68,500 9,369
Magnolia Oil & Gas, Class A  71,400 1,674
Matador Resources  28,100 1,609
Pioneer Natural Resources  50,900 11,625
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $118  (1)(3)(4) 39 577
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703  (1)(3)(4) 458 6,776
68,129
Total Energy 80,783
FINANCIALS 7.0%
Banks 0.4%
First Republic Bank  21,900 2,669
SVB Financial Group  (1) 18,818 4,331
7,000
Capital Markets 3.5%
Blue Owl Capital  (2) 244,100 2,588
Cboe Global Markets  21,693 2,722
FactSet Research Systems  26,350 10,572

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
LPL Financial Holdings  42,800 9,252
MarketAxess Holdings  24,100 6,721
Moody's  6,900 1,923
Morningstar  8,054 1,744
MSCI  36,800 17,118
Nasdaq  36,450 2,236
Tradeweb Markets, Class A  89,251 5,795
60,671
Consumer Finance 0.4%
Discover Financial Services  78,400 7,670
7,670
Diversified Financial Services 0.8%
Apollo Global Management  207,000 13,205
13,205
Insurance 1.9%
Arthur J Gallagher  79,100 14,913
Assurant  10,520 1,316
Hartford Financial Services Group  194,900 14,779
Ryan Specialty Group Holdings  (1) 48,700 2,022
33,030
Total Financials 121,576
HEALTH CARE 15.6%
Biotechnology 2.8%
Alnylam Pharmaceuticals  (1) 56,780 13,494
Argenx, ADR  (1) 10,917 4,136
Ascendis Pharma, ADR  (1) 24,360 2,975
BioMarin Pharmaceutical  (1) 23,711 2,454
BioNTech, ADR  16,728 2,513
Blueprint Medicines  (1) 40,300 1,765
Exact Sciences  (1) 55,718 2,758
Genmab, ADR  (1) 87,777 3,720
Incyte  (1) 31,000 2,490
Karuna Therapeutics  (1) 11,453 2,250
Neurocrine Biosciences  (1) 65,722 7,850
Seagen  (1) 24,611 3,163
49,568
Health Care Equipment & Supplies 4.3%
Align Technology  (1) 9,100 1,919
Dexcom  (1) 204,500 23,158
IDEXX Laboratories  (1) 8,800 3,590
Insulet  (1) 46,106 13,573
Lantheus Holdings  (1) 24,400 1,243
Novocure  (1) 32,779 2,404

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Penumbra  (1) 20,991 4,670
QuidelOrtho  (1) 20,700 1,773
ResMed  71,200 14,819
Shockwave Medical  (1) 12,600 2,591
STERIS  18,900 3,491
Teleflex  6,100 1,523
74,754
Health Care Providers & Services 2.5%
Acadia Healthcare  (1) 48,513 3,994
Amedisys  (1) 17,100 1,428
Centene  (1) 52,253 4,285
McKesson  62,196 23,331
Molina Healthcare  (1) 31,024 10,245
43,283
Health Care Technology 0.6%
Veeva Systems, Class A  (1) 66,907 10,797
10,797
Life Sciences Tools & Services 5.0%
Agilent Technologies  142,000 21,250
Avantor  (1) 84,152 1,775
Bio-Rad Laboratories, Class A  (1) 9,911 4,167
Bio-Techne  111,900 9,274
Bruker  90,200 6,165
Charles River Laboratories International  (1) 32,600 7,104
IQVIA Holdings  (1) 31,200 6,393
Mettler-Toledo International  (1) 11,500 16,623
Repligen  (1) 45,404 7,687
West Pharmaceutical Services  31,339 7,376
87,814
Pharmaceuticals 0.4%
Catalent (1) 59,979 2,700
Elanco Animal Health  (1) 98,462 1,203
Royalty Pharma, Class A  58,937 2,329
6,232
Total Health Care 272,448
INDUSTRIALS & BUSINESS SERVICES 16.4%
Aerospace & Defense 1.2%
BWX Technologies  41,600 2,416
Hexcel  46,900 2,760
Howmet Aerospace  108,800 4,288
Huntington Ingalls Industries  10,500 2,422

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
TransDigm Group  13,600 8,563
20,449
Air Freight & Logistics 0.2%
Expeditors International of Washington  32,600 3,388
3,388
Airlines 0.6%
Alaska Air Group  (1) 133,200 5,720
Southwest Airlines  (1) 161,700 5,444
11,164
Building Products 1.3%
A.O. Smith  40,700 2,330
Allegion  24,000 2,526
Fortune Brands Innovations  48,251 2,756
Trane Technologies  69,000 11,598
Trex  (1) 89,400 3,784
22,994
Commercial Services & Supplies 3.7%
Cintas  37,800 17,071
Clean Harbors  (1) 47,100 5,375
Copart  (1) 263,600 16,051
IAA  (1) 102,800 4,112
Republic Services  65,500 8,449
Ritchie Bros Auctioneers  37,200 2,151
Rollins  63,393 2,317
Waste Connections  68,575 9,090
64,616
Construction & Engineering 0.7%
Valmont Industries  27,000 8,928
WillScot Mobile Mini Holdings  (1) 82,100 3,709
12,637
Electrical Equipment 1.2%
AMETEK  17,637 2,464
Generac Holdings  (1) 19,191 1,932
Hubbell  24,900 5,843
Rockwell Automation  42,612 10,976
21,215
Machinery 1.3%
Graco  30,000 2,018
IDEX  10,375 2,369
Middleby  (1) 32,378 4,335
Otis Worldwide  55,700 4,362
PACCAR  36,700 3,632

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Toro  37,047 4,194
Westinghouse Air Brake Technologies  20,500 2,046
22,956
Professional Services 2.1%
Booz Allen Hamilton Holding  33,370 3,488
CoStar Group  (1) 87,300 6,746
Equifax  30,900 6,006
FTI Consulting  (1) 16,092 2,555
Leidos Holdings  25,100 2,640
TransUnion  72,196 4,097
Verisk Analytics  59,900 10,568
36,100
Road & Rail 1.6%
JB Hunt Transport Services  51,782 9,029
Landstar System  15,200 2,476
Old Dominion Freight Line  55,217 15,669
27,174
Trading Companies & Distributors 2.5%
Fastenal  347,200 16,430
Ferguson  31,500 4,000
SiteOne Landscape Supply  (1) 63,054 7,397
United Rentals  (1) 26,600 9,454
Watsco  28,200 7,033
44,314
Total Industrials & Business Services 287,007
INFORMATION TECHNOLOGY 28.2%
Communications Equipment 1.4%
Arista Networks  (1) 144,266 17,507
Motorola Solutions  26,700 6,881
24,388
Electronic Equipment, Instruments & Components 3.1%
Amphenol, Class A  276,387 21,044
CDW  81,578 14,568
Cognex  50,000 2,356
Keysight Technologies  (1) 49,100 8,400
Littelfuse  10,300 2,268
TE Connectivity  14,600 1,676
Zebra Technologies, Class A  (1) 17,500 4,487
54,799
IT Services 5.1%
Broadridge Financial Solutions  65,371 8,768
Endava, ADR  (1) 23,400 1,790

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
EPAM Systems  (1) 27,272 8,938
Euronet Worldwide  (1) 28,100 2,652
FleetCor Technologies  (1) 54,208 9,957
Gartner  (1) 42,006 14,120
Globant  (1) 23,898 4,019
MongoDB  (1) 38,989 7,675
Paychex  170,100 19,657
Shopify, Class A  (1) 54,300 1,885
Snowflake, Class A  (1) 12,000 1,722
SS&C Technologies Holdings  41,400 2,155
VeriSign  (1) 10,434 2,143
WEX  (1) 19,100 3,126
88,607
Semiconductors & Semiconductor Equipment 5.6%
Enphase Energy  (1) 90,500 23,979
Entegris  131,700 8,638
First Solar  (1) 11,160 1,672
KLA  9,644 3,636
Lattice Semiconductor  (1) 62,579 4,060
Marvell Technology  72,207 2,674
Microchip Technology  249,068 17,497
MKS Instruments  17,400 1,474
Monolithic Power Systems  33,800 11,952
ON Semiconductor  (1) 182,938 11,410
Silicon Laboratories  (1) 16,900 2,293
Skyworks Solutions  25,600 2,333
Synaptics  (1) 9,300 885
Teradyne  58,600 5,119
97,622
Software 12.9%
ANSYS (1) 24,400 5,895
AppLovin, Class A  (1) 68,900 726
Aspen Technology  (1) 17,038 3,500
Bentley Systems, Class B  55,857 2,064
Bill.com Holdings  (1) 30,500 3,323
Black Knight  (1) 54,287 3,352
Cadence Design Systems  (1) 144,195 23,163
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936  (1)(3)(4) 1,136 627
CCC Intelligent Solutions Holdings  (1) 77,629 675
Ceridian HCM Holding  (1) 52,629 3,376
Confluent, Class A  (1) 74,452 1,656
Crowdstrike Holdings, Class A  (1) 147,653 15,546
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $835  (1)(3)
(4) 52,161 3,130
Datadog, Class A  (1) 167,946 12,344

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Descartes Systems Group  (1) 37,200 2,591
DoubleVerify Holdings  (1) 88,875 1,952
Dynatrace  (1) 60,573 2,320
Fair Isaac  (1) 16,300 9,757
Five9  (1) 38,776 2,631
Fortinet  (1) 383,370 18,743
Gitlab, Class A  (1)(2) 44,333 2,015
HubSpot  (1) 30,699 8,876
Informatica, Class A  (1) 129,200 2,105
Manhattan Associates  (1) 44,475 5,399
nCino  (1) 74,245 1,963
Palo Alto Networks  (1) 67,217 9,379
Paycom Software  (1) 37,900 11,761
Paycor HCM  (1) 82,800 2,026
Paylocity Holding  (1) 30,300 5,886
Procore Technologies  (1) 26,270 1,239
PTC  (1) 63,634 7,639
Qualtrics International, Class A  (1) 106,908 1,110
Samsara, Class A  (1) 135,923 1,690
SentinelOne, Class A  (1) 85,227 1,243
Snyk, Acquisition Date: 9/3/21, Cost $1,690  (1)(3)(4) 117,787 1,353
Socure, Acquisition Date: 12/22/21, Cost $432  (1)(3)(4) 26,874 201
Synopsys  (1) 72,600 23,180
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547  (1)(3)(4) 48,005 212
Tyler Technologies  (1) 25,844 8,332
Workiva  (1) 26,500 2,225
Zscaler  (1) 92,400 10,340
225,545
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage, Class A  (1) 64,000 1,713
1,713
Total Information Technology 492,674
MATERIALS 3.6%
Chemicals 2.1%
Albemarle  24,700 5,356
CF Industries Holdings  96,700 8,239
Corteva  92,000 5,408
Nutrien  52,900 3,863
PPG Industries  56,700 7,130
RPM International  62,573 6,098
36,094

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction Materials 0.6%
Vulcan Materials  54,500 9,543
9,543
Containers & Packaging 0.7%
Avery Dennison  34,800 6,299
Ball  26,147 1,337
Sealed Air  102,146 5,095
12,731
Metals & Mining 0.2%
Steel Dynamics  42,600 4,162
4,162
Total Materials 62,530
REAL ESTATE 2.7%
Equity Real Estate Investment Trusts 2.7%
Alexandria Real Estate Equities, REIT  18,500 2,695
CubeSmart, REIT  318,500 12,820
Equity LifeStyle Properties, REIT  97,200 6,279
Rexford Industrial Realty, REIT  43,300 2,366
SBA Communications, REIT  50,500 14,156
Simon Property Group, REIT  81,200 9,539
Total Real Estate 47,855
UTILITIES 0.3%
Independent Power & Renewable Electricity Producer 0.3%
Vistra  220,300 5,111
Total Utilities 5,111
Total Common Stocks (Cost $1,291,619) 1,728,570
CONVERTIBLE PREFERRED STOCKS 1.0%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,626  (1)(3)(4) 200,815 1,321
Total Health Care 1,321
INFORMATION TECHNOLOGY 0.9%
Software 0.9%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116  (1)(3)(4) 68 38
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5  (1)(3)(4) 3 2
Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,552  (1)
(3)(4) 108,447 6,507
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775  (1)(3)(4) 13,101 786

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225  (1)
(3)(4) 30,282 1,817
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174  (1)
(3)(4) 79,458 303
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929  (1)(3)(4) 49,017 1,765
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816  (1)(3)(4) 197,401 2,267
Socure, Series A, Acquisition Date: 12/22/21, Cost $525  (1)(3)(4) 32,662 244
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431  (1)(3)(4) 26,807 200
Socure, Series B, Acquisition Date: 12/22/21, Cost $8  (1)(3)(4) 485 4
Socure, Series E, Acquisition Date: 10/27/21, Cost $998  (1)(3)(4) 62,133 465
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985  (1)(3)(4) 198,465 875
Total Information Technology 15,273
Total Convertible Preferred Stocks (Cost $17,165) 16,594
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.30%  (5)(6) 436,598 437
Total Short-Term Investments (Cost $437) 437
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.30%  (5)(6) 7,281,193 7,281
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,281
Total Securities Lending Collateral (Cost $7,281) 7,281
Total Investments in Securities
100.4% of Net Assets
(Cost $1,316,502) $ 1,752,882
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2022.
(3) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$29,470 and represents 1.7% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 14++
Totals $ —# $ — $ 14+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 11,354  ¤   ¤ $ 7,718
Total $ 7,718^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $14 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,718.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,316,502) $ 1,752,882
Receivable for investment securities sold 5,119
Receivable for shares sold 1,258
Dividends receivable 930
Other assets 52
Total assets 1,760,241
Liabilities
Obligation to return securities lending collateral 7,281
Payable for investment securities purchased 3,842
Payable for shares redeemed 1,642
Investment management fees payable 970
Due to affiliates 139
Payable to directors 1
Other liabilities 228
Total liabilities 14,103
NET ASSETS $ 1,746,138
Net Assets Consist of:
Total distributable earnings (loss) $ 380,945
Paid-in capital applicable to 49,428,975 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,365,193
NET ASSETS $ 1,746,138
NET ASSET VALUE PER SHARE
Investor Class
($922,290,787 / 26,145,327 shares outstanding) $ 35.28
I Class
($823,847,060 / 23,283,648 shares outstanding) $ 35.38

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $66) $ 15,497
Securities lending 48
Total income 15,545
Expenses
Investment management 12,157
Shareholder servicing
Investor Class $ 2,274
I Class 175 2,449
Prospectus and shareholder reports
Investor Class 66
I Class 13 79
Custody and accounting 223
Registration 92
Legal and audit 34
Directors 5
Miscellaneous 20
Total expenses 15,059
Net investment income 486
Realized and Unrealized Gain / Loss –
Net realized loss on securities (54,059)
Change in net unrealized gain / loss on securities (558,048)
Net realized and unrealized gain / loss (612,107)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (611,621)

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ 486 $ (9,140)
Net realized gain (loss) (54,059) 240,325
Change in net unrealized gain / loss (558,048) 74,936
Increase (decrease) in net assets from operations (611,621) 306,121
Distributions to share holders
Net earnings
Investor Class (11,241) (178,587)
I Class (9,942) (53,721)
Decrease in net assets from distributions (21,183) (232,308)
Capital share transactions
*
Shares sold
Investor Class 143,540 339,061
I Class 543,034 134,614
Distributions reinvested
Investor Class 11,069 173,732
I Class 9,572 52,969
Shares redeemed
Investor Class (709,077) (407,088)
I Class (122,733) (156,041)
Increase (decrease) in net assets from capital share
transactions (124,595) 137,247

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (757,399) 211,060
Beginning of period 2,503,537 2,292,477
End of period $ 1,746,138 $ 2,503,537
*Share information (000s)
Shares sold
Investor Class 3,765 6,923
I Class 14,111 2,728
Distributions reinvested
Investor Class 308 3,817
I Class 266 1,163
Shares redeemed
Investor Class (18,588) (8,333)
I Class (3,277) (3,238)
Increase (decrease) in shares outstanding (3,415) 3,060

T. ROWE PRICE Diversified Mid-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies. The fund has two classes of shares: the Diversified Mid-Cap Growth Fund (Investor Class) and the
Diversified Mid-Cap Growth Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from

T. ROWE PRICE Diversified Mid-Cap Growth Fund

REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2022, totaled $(6,665,000) for the year ended December 31, 2022.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,715,694 $ — $ 12,876 $ 1,728,570
Convertible Preferred Stocks — — 16,594 16,594
Short-Term Investments 437 — — 437
Securities Lending Collateral 7,281 — — 7,281
Total $ 1,723,412 $ — $ 29,470 $ 1,752,882
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 11,291 $ 1,585 $ 12,876
Convertible Preferred Stocks 24,844 (8,250) 16,594
Total $ 36,135 $ (6,665) $ 29,470

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$7,049,000; the value of cash collateral and related investments was $7,281,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $593,340,000 and $739,273,000, respectively, for the year ended
December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax

T. ROWE PRICE Diversified Mid-Cap Growth Fund

return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 2,946 $ 40,416
Long-term capital gain 18,237 191,892
Total distributions $ 21,183 $ 232,308
($000s)
Cost of investments $ 1,319,955
Unrealized appreciation $ 554,394
Unrealized depreciation (121,467)
Net unrealized appreciation (depreciation) $ 432,927
($000s)
Undistributed ordinary income $ 425
Net unrealized appreciation (depreciation) 432,927
Loss carryforwards and deferrals (52,407)
Total distributable earnings (loss) $ 380,945

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2022, expenses incurred pursuant to these service agreements were $102,000 for Price
Associates; $1,303,000 for T. Rowe Price Services, Inc.; and $17,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 04/30/23
(Waived)/repaid during the period ($000s) $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $32,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Diversified Mid-Cap
Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the
"Fund") as of December 31, 2022, the related statement of operations for the year ended
December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,939,000 from short-term capital gains
$18,237,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$13,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Diversified Mid-Cap Growth Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Diversified Mid-Cap
Growth Fund Principal Occupation(s)
Jason Adams (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stephanie Beebe (1990)
Vice President
Employee, T. Rowe Price; formerly, student, The
Wharton School, University of Pennsylvania (to
2020); summer intern, T. Rowe Price (2018);
Investment Banking Associate, Bank of America
Merrill Lynch (to 2018)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Name (Year of Birth)
Position Held With Diversified Mid-Cap
Growth Fund Principal Occupation(s)
Anne Daub (1973)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Analyst, Soros Fund
Management LLC (to 2018)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Rachel D. Jonas (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Jodi Love (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jennison
Associates LLC (to 2019)
Ross MacMillan (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, RBC
Capital Markets (to 2019)
Sudhir Nanda, Ph.D., CFA (1959)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Donald J. Peters (1959)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Vivian Si  (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Anthony Bruce Wang  (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Name (Year of Birth)
Position Held With Diversified Mid-Cap
Growth Fund Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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GENERAL INVESTING
Individual or Joint
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2
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Gifts and transfers to a
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Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
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Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
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Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582128
F149-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023